RELATED PARTY TRANSACTIONS (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Borrowings, interest rate	2.74%		2.43%		2.76%
Balances on term deposits from customers	£ 2,000,000		£ 9,000,000
Directors and connected persons [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Wages and salaries	12,200,000		14,000,000		£ 13,600,000
Outstanding commitments made by entity, related party transactions	500,000		10,000		400,000
Key management personnel of entity or parent [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Payment for Pension Benefits			50,000		100,000
Provisions	£ 0
Interest rate on deposits	3.50%		4.00%		4.00%
Key management personnel of entity or parent [member] | Bottom of range [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Borrowings, interest rate	6.70%		6.45%		2.49%
Key management personnel of entity or parent [member] | Top of range [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Borrowings, interest rate	24.20%		23.95%		23.95%
Higheset paid director [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Wages and salaries	£ 5,472,000		£ 6,469,000		£ 6,289,000
The Bank [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Deposits from customers	229,402,000,000	[1]	234,397,000,000
Loans and advances to customers	172,315,000,000	[1]	170,114,000,000
The Group [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Deposits from customers	391,251,000,000		418,124,000,000	[1]
Loans and advances to customers	464,044,000,000		460,955,000,000	[1]
Balances and transactions between members of the Lloyds Bank Group [member] | The Bank [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest income on other financial assets	2,646,000,000		2,286,000,000
Interest expense on other financial liabilities	886,000,000		933,000,000
Recharges on subsidiaries	1,315,000,000		1,287,000,000
Fees received from subsidiaries	146,000,000		147,000,000
Fees paid to subsidiaries	151,000,000		116,000,000
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank [member] | The Bank [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest income on other financial assets	142,000,000		20,000,000
Interest expense on other financial liabilities	334,000,000		207,000,000
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank [member] | The Group [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest income on other financial assets	166,000,000		62,000,000
Interest expense on other financial liabilities	370,000,000		255,000,000
525110 Pension Funds [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Deposits from customers	225,000,000		337,000,000
Contract liabilities			307,000,000
Outstanding [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Loans and advances to customers	£ 57,000,000		£ 123,000,000

[1]	See note 50.